Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Securian Funds Trust
Entity Central Index Key	0000766351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000125912
Shareholder Report [Line Items]
Fund Name	SFT Balanced Stabilization Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Balanced Stabilization Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Balanced Stabilization Fund (Class 2)	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 569,004,313
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 1,565,326
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$569,004,313 # of Portfolio Holdings166 Portfolio Turnover Rate2% Total Advisory Fees Paid$1,565,326
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Investment Companies	67.1%
Financial	10.1%
Consumer, Non-cyclical	5.7%
Utilities	3.6%
Industrials	2.5%
Communications	2.4%
Information Technology	2.1%
Energy	1.9%
Government Obligations	1.7%
Other	2.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
SFT Index 500 Fund	53.4%
iShares Core S&P 500 ETF	4.7%
State Street SPDR S&P 500 ETF Trust	4.3%
Vanguard S&P 500 ETF	2.7%
U.S. Treasury Bonds, 4.000%, 11/15/42	0.9%
U.S. Treasury Notes, 3.875%, 12/31/27	0.6%
M&T Bank Corp., 5.400%, 07/30/35 (5 yr. CMT + 1.430%)	0.5%
Keybank National Association, 4.390%, 12/14/27	0.5%
Intercontinental Exchange, Inc., 4.350%, 06/15/29	0.5%
Entergy Texas, Inc., 3.450%, 12/01/27	0.5%
Total	68.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000072676
Shareholder Report [Line Items]
Fund Name	SFT Core Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Core Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 1)	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 414,191,378
Holdings Count | Holding	687
Advisory Fees Paid, Amount	$ 832,700
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$414,191,378 # of Portfolio Holdings687 Portfolio Turnover Rate167% Total Advisory Fees Paid$832,700
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
U.S. Treasury	33.1%
Corporate Obligations	14.5%
Uniform Mortgage-Backed Security	12.0%
Asset-Backed Securities	11.9%
Other Mortgage-Backed Securities	10.3%
Federal National Mortgage Association	9.3%
Federal Home Loan Mortgage Corporation	9.0%
Investment Companies	7.6%
Government National Mortgage Association	6.0%
Other	3.2%
Other Assets and Liabilities, Net	(16.9%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.125%, 05/31/31	10.5%
U.S. Treasury Bonds, 5.000%, 05/15/56	4.5%
U.S. Treasury Notes, 4.000%, 05/31/28	3.8%
Uniform Mortgage-Backed Security, TBA, 3.500%, 07/13/56	3.4%
Uniform Mortgage-Backed Security, TBA, 4.000%, 07/13/56	3.2%
U.S. Treasury Bonds, 5.000%, 05/15/46	2.6%
U.S. Treasury Notes, 4.125%, 06/30/31	2.5%
U.S. Treasury Notes, 4.375%, 05/15/36	2.4%
U.S. Treasury Notes, 4.125%, 06/30/28	2.1%
U.S. Treasury Notes, 4.125%, 06/15/29	2.1%
Total	37.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000072677
Shareholder Report [Line Items]
Fund Name	SFT Core Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Core Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 2)	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 414,191,378
Holdings Count | Holding	687
Advisory Fees Paid, Amount	$ 832,700
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$414,191,378 # of Portfolio Holdings687 Portfolio Turnover Rate167% Total Advisory Fees Paid$832,700
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
U.S. Treasury	33.1%
Corporate Obligations	14.5%
Uniform Mortgage-Backed Security	12.0%
Asset-Backed Securities	11.9%
Other Mortgage-Backed Securities	10.3%
Federal National Mortgage Association	9.3%
Federal Home Loan Mortgage Corporation	9.0%
Investment Companies	7.6%
Government National Mortgage Association	6.0%
Other	3.2%
Other Assets and Liabilities, Net	(16.9%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.125%, 05/31/31	10.5%
U.S. Treasury Bonds, 5.000%, 05/15/56	4.5%
U.S. Treasury Notes, 4.000%, 05/31/28	3.8%
Uniform Mortgage-Backed Security, TBA, 3.500%, 07/13/56	3.4%
Uniform Mortgage-Backed Security, TBA, 4.000%, 07/13/56	3.2%
U.S. Treasury Bonds, 5.000%, 05/15/46	2.6%
U.S. Treasury Notes, 4.125%, 06/30/31	2.5%
U.S. Treasury Notes, 4.375%, 05/15/36	2.4%
U.S. Treasury Notes, 4.125%, 06/30/28	2.1%
U.S. Treasury Notes, 4.125%, 06/15/29	2.1%
Total	37.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000162345
Shareholder Report [Line Items]
Fund Name	SFT Equity Stabilization Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Equity Stabilization Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Equity Stabilization Fund (Class 2)	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 240,558,460
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 673,617
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$240,558,460 # of Portfolio Holdings7 Portfolio Turnover Rate0% Total Advisory Fees Paid$673,617
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Investment Companies	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top Largest Holdings (% of Net Assets)

Table Summary
iShares MSCI USA Minimum Volatility Factor ETF	33.6%
iShares MSCI EAFE Minimum Volatility Factor ETF	24.5%
iShares Core High Dividend ETF	18.8%
iShares MSCI Emerging Markets Minimum Volatility Factor ETF	6.7%
iShares Short Duration Bond Active ETF	6.0%
iShares MSCI Germany ETF	4.5%
Total	94.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000004536
Shareholder Report [Line Items]
Fund Name	SFT Government Money Market Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Government Money Market Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Government Money Market Fund (Class 2)	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 226,239,205
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 283,094
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$226,239,205 # of Portfolio Holdings17 Total Advisory Fees Paid$283,094
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
U.S. Government Obligations	90.6%
Short-Term Securities	9.9%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%

Largest Holdings [Text Block]

Top Largest Holdings (% of Net Assets)

Table Summary
Federal Home Loan Bank Discount Notes, 3.662%, due 07/31/26	11.0%
U.S. Treasury Bills, 3.692%, due 08/18/26	11.0%
U.S. Treasury Bills, 3.162%, due 07/07/26	8.8%
Federal Home Loan Bank Discount Notes, 3.714%, due 08/14/26	8.8%
Federal Home Loan Mortgage Corp. Discount Notes, 3.545%, due 07/20/26	8.4%
Federal Home Loan Bank Discount Notes, 3.133%, due 07/06/26	6.6%
Federal Home Loan Bank Discount Notes, 3.737%, due 08/21/26	6.6%
Federal Home Loan Bank Discount Notes, 3.532%, due 07/17/26	5.5%
U.S. Treasury Bills, 3.623%, due 08/04/26	4.4%
Federal Home Loan Bank Discount Notes, 3.592%, due 07/29/26	4.1%
Total	75.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000072678
Shareholder Report [Line Items]
Fund Name	SFT Index 400 Mid-Cap Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Index 400 Mid-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 1)	$16	0.29%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%
AssetsNet	$ 272,754,699
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 189,652
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$272,754,699 # of Portfolio Holdings403 Portfolio Turnover Rate11% Total Advisory Fees Paid$189,652
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Industrials	25.8%
Information Technology	15.2%
Financial	14.4%
Consumer Discretionary	10.2%
Health Care	8.5%
Real Estate	6.5%
Materials	5.6%
Energy	4.3%
Consumer Staples	3.1%
Other	6.4%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%
Total	7.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000072679
Shareholder Report [Line Items]
Fund Name	SFT Index 400 Mid-Cap Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Index 400 Mid-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 2)	$29	0.54%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%
AssetsNet	$ 272,754,699
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 189,652
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$272,754,699 # of Portfolio Holdings403 Portfolio Turnover Rate11% Total Advisory Fees Paid$189,652
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Industrials	25.8%
Information Technology	15.2%
Financial	14.4%
Consumer Discretionary	10.2%
Health Care	8.5%
Real Estate	6.5%
Materials	5.6%
Energy	4.3%
Consumer Staples	3.1%
Other	6.4%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%
Total	7.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000072680
Shareholder Report [Line Items]
Fund Name	SFT Index 500 Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Index 500 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 1)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 1,729,851,312
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 1,063,426
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,729,851,312 # of Portfolio Holdings505 Portfolio Turnover Rate1% Total Advisory Fees Paid$1,063,426
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Information Technology	37.7%
Financial	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Health Care	8.8%
Industrials	8.8%
Consumer Staples	4.5%
Energy	3.0%
Utilities	2.2%
Other	4.6%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Total	36.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000072681
Shareholder Report [Line Items]
Fund Name	SFT Index 500 Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Index 500 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 2)	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,729,851,312
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 1,063,426
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,729,851,312 # of Portfolio Holdings505 Portfolio Turnover Rate1% Total Advisory Fees Paid$1,063,426
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Information Technology	37.7%
Financial	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Health Care	8.8%
Industrials	8.8%
Consumer Staples	4.5%
Energy	3.0%
Utilities	2.2%
Other	4.6%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Total	36.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000140836
Shareholder Report [Line Items]
Fund Name	SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund)
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Nomura Growth Fund (Class 2)	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 609,115,511
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,917,642
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$609,115,511 # of Portfolio Holdings36 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,917,642
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Information Technology	47.2%
Health Care	13.6%
Financial	12.8%
Communication Services	9.8%
Industrials	7.4%
Consumer Discretionary	7.1%
Materials	1.5%
Investment Companies	0.5%
Consumer Staples	0.2%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	15.6%
Apple, Inc.	8.6%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	7.1%
Advanced Micro Devices, Inc.	5.2%
Amazon.com, Inc.	5.1%
Visa, Inc., Class A	4.9%
Eli Lilly & Co.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.0%
Broadcom, Inc.	3.2%
Total	66.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2026. For more information, you may review the Fund's prospectus, which is available at www.securianfunds.com or upon request at 800-643-5728.

Effective as of May 1, 2026, the SFT Macquarie Growth Fund changed its name to SFT Nomura Growth Fund.

Material Fund Change Name [Text Block]	Effective as of May 1, 2026, the SFT Macquarie Growth Fund changed its name to SFT Nomura Growth Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2026. For more information, you may review the Fund's prospectus, which is available at www.securianfunds.com or upon request at 800-643-5728.

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000140837
Shareholder Report [Line Items]
Fund Name	SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund)
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Nomura Small Cap Growth Fund (Class 2)	$70	1.28%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.28%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 194,204,169
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 730,713
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$194,204,169 # of Portfolio Holdings81 Portfolio Turnover Rate58% Total Advisory Fees Paid$730,713
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Health Care	26.1%
Information Technology	23.7%
Industrials	18.7%
Financial	8.7%
Consumer Discretionary	7.6%
Energy	4.5%
Materials	3.8%
Consumer Staples	3.3%
Communication Services	2.2%
Other	1.5%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
Mirum Pharmaceuticals, Inc.	2.3%
PriceSmart, Inc.	2.2%
DigitalOcean Holdings, Inc.	2.2%
FirstCash Holdings, Inc.	2.1%
Kontoor Brands, Inc.	2.1%
Agilysys, Inc.	2.0%
Adaptive Biotechnologies Corp.	2.0%
Advanced Energy Industries, Inc.	2.0%
Encompass Health Corp.	2.0%
A10 Networks, Inc.	1.9%
Total	20.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2026. For more information, you may review the Fund's prospectus, which is available at www.securianfunds.com or upon request at 800-643-5728.

Effective as of May 1, 2026, the SFT Macquarie Small Cap Growth Fund changed its name to SFT Nomura Small Cap Growth Fund.

Material Fund Change Name [Text Block]	Effective as of May 1, 2026, the SFT Macquarie Small Cap Growth Fund changed its name to SFT Nomura Small Cap Growth Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2026. For more information, you may review the Fund's prospectus, which is available at www.securianfunds.com or upon request at 800-643-5728.

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000072687
Shareholder Report [Line Items]
Fund Name	SFT Real Estate Securities Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 1)	$52	0.97%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%
AssetsNet	$ 124,591,735
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 421,166
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$124,591,735 # of Portfolio Holdings41 Portfolio Turnover Rate15% Total Advisory Fees Paid$421,166
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Real Estate	96.4%
Investment Companies	1.4%
Consumer Discretionary	1.3%
Health Care	0.7%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
Welltower, Inc.	13.7%
Digital Realty Trust, Inc.	9.5%
Prologis, Inc.	4.5%
American Tower Corp.	4.5%
Extra Space Storage, Inc.	4.4%
Crown Castle, Inc.	4.0%
Equinix, Inc.	3.6%
Agree Realty Corp.	3.6%
Sun Communities, Inc.	3.3%
Iron Mountain, Inc.	3.1%
Total	54.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000072686
Shareholder Report [Line Items]
Fund Name	SFT Real Estate Securities Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 2)	$65	1.22%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.22%
AssetsNet	$ 124,591,735
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 421,166
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$124,591,735 # of Portfolio Holdings41 Portfolio Turnover Rate15% Total Advisory Fees Paid$421,166
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Real Estate	96.4%
Investment Companies	1.4%
Consumer Discretionary	1.3%
Health Care	0.7%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
Welltower, Inc.	13.7%
Digital Realty Trust, Inc.	9.5%
Prologis, Inc.	4.5%
American Tower Corp.	4.5%
Extra Space Storage, Inc.	4.4%
Crown Castle, Inc.	4.0%
Equinix, Inc.	3.6%
Agree Realty Corp.	3.6%
Sun Communities, Inc.	3.3%
Iron Mountain, Inc.	3.1%
Total	54.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000140840
Shareholder Report [Line Items]
Fund Name	SFT T. Rowe Price Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT T. Rowe Price Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT T. Rowe Price Value Fund (Class 2)	$52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
AssetsNet	$ 217,434,496
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 595,734
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$217,434,496 # of Portfolio Holdings110 Portfolio Turnover Rate39% Total Advisory Fees Paid$595,734
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Information Technology	19.3%
Financial	18.1%
Health Care	13.2%
Industrials	12.7%
Consumer Discretionary	10.2%
Energy	7.7%
Consumer Staples	4.6%
Materials	4.1%
Real Estate	3.5%
Other	6.1%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
Amazon.com, Inc.	5.5%
Apple, Inc.	5.3%
Microsoft Corp.	3.4%
JPMorgan Chase & Co.	3.4%
Berkshire Hathaway, Inc., Class B	2.8%
Deere & Co.	2.6%
Keysight Technologies, Inc.	2.4%
Johnson & Johnson	2.2%
UnitedHealth Group, Inc.	2.0%
Westinghouse Air Brake Technologies Corp.	1.8%
Total	31.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000140838
Shareholder Report [Line Items]
Fund Name	SFT Wellington Core Equity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Wellington Core Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 1)	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 141,916,304
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 373,997
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$141,916,304 # of Portfolio Holdings74 Portfolio Turnover Rate21% Total Advisory Fees Paid$373,997
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Information Technology	36.2%
Communication Services	11.1%
Financial	10.6%
Industrials	9.6%
Consumer Discretionary	8.2%
Health Care	7.8%
Consumer Staples	5.7%
Energy	3.1%
Utilities	2.3%
Other	5.5%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.7%
Micron Technology, Inc.	2.5%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%
KLA Corp.	2.2%
Total	44.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com
C000140839
Shareholder Report [Line Items]
Fund Name	SFT Wellington Core Equity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Wellington Core Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 2)	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 141,916,304
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 373,997
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$141,916,304 # of Portfolio Holdings74 Portfolio Turnover Rate21% Total Advisory Fees Paid$373,997
Holdings [Text Block]

Sector Diversification (% of net assets)

Table Summary
Information Technology	36.2%
Communication Services	11.1%
Financial	10.6%
Industrials	9.6%
Consumer Discretionary	8.2%
Health Care	7.8%
Consumer Staples	5.7%
Energy	3.1%
Utilities	2.3%
Other	5.5%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.7%
Micron Technology, Inc.	2.5%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%
KLA Corp.	2.2%
Total	44.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
Updated Prospectus Web Address	www.securianfunds.com